                                                     Registration No. 2-30070
                                                     Registration No. 811-01705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  84
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  150
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


| |     On (date) pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 84 ("PEA") to the Form N-4 Registration Statement File No. 2-30070 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 31, 2005 TO THE VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF AXA EQUITABLE LIFE INSURANCE COMPANY
DATED MAY 1, 2005

EQUI-VEST(R) Employer-Sponsored Retirement Programs
EQUI-VEST(R)
EQUI-VEST(R) Express(SM)
EQUI-VEST(R) TSA Advantage(SM)
EQUI-VEST(R) Vantage(SM)
EQUI-VEST(R) Strategies
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information, dated May 1, 2005, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 17, 2005, subject to regulatory approval, we anticipate making available the following three new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

--------------------------------------------------------------------------------------------------------------
Portfolio Name               Portfolio Objective                        Advisers
--------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II     Seeks long-term capital appreciation.      o Ariel Capital Management, LLC
--------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.   o Evergreen Investment Management
  BOND                                                                    Company, LLC
--------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY   Seeks long-term growth of capital.         o Legg Mason Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Total
                                                                                     Annual      Fee Waivers
                                                                      Underlying    Expenses       and/or
                                                                      Portfolio     (Before       Expense          Net
                                  Management     12b-1     Other      Fees and       Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees        Fees    Expenses*    Expenses      Limitation)    ments**       Expenses
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          0.75%         0.25%     0.16%           N/A       1.16%         (0.01)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   0.70%         0.25%     0.20%           N/A       1.15%            --         1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        0.65%         0.25%     0.16%           N/A       1.06%         (0.06)%       1.00%
------------------------------------------------------------------------------------------------------------------------------------

* Because the Portfolios have no operating history prior to the date of the Supplement, "Other Expenses" are based on estimated amounts for the current fiscal period.

** The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


EV In Force                                                             x01131

C.   EXAMPLES.

The examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of these examples of $6.56 per $10,000. The tables take into account the maximum fees and charges applicable to all the contracts to which this supplement applies. We assume there is no waiver of the withdrawal charge.

The fixed maturity option is not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option and the withdrawal charge do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option. The examples should not be considered representations of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that the investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                            If you surrender your contract at the
                                              end of the applicable time period
-------------------------------------------------------------------------------------------
                                     1 yr         3 yrs          5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          $ 978.40     $ 1,609.85     $ 2,370.13     $ 3,780.58
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   $ 977.42     $ 1,606.93     $ 2,365.39     $ 3,771.17
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        $ 968.57     $ 1,580.65     $ 2,322.66     $ 3,686.05
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                             If you annuitize at the end of the
                                                    applicable time period
-------------------------------------------------------------------------------------------
                                       1 yr         3 yrs          5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          $ 703.86     $ 1,427.16     $ 2,171.76     $ 4,130.58
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   $ 702.81     $ 1,424.08     $ 2,166.74     $ 4,121.17
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        $ 693.36     $ 1,396.31     $ 2,121.45     $ 4,036.05
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                         If you do not surrender your contract at
                                           the end of the applicable time period
-------------------------------------------------------------------------------------------
                                       1 yr         3 yrs          5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          $ 353.86     $ 1,077.16     $ 1,821.76     $ 3,780.58
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   $ 352.81     $ 1,074.08     $ 1,816.74     $ 3,771.17
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        $ 343.36     $ 1,046.31     $ 1,771.45     $ 3,686.05
-------------------------------------------------------------------------------------------

D. SELECTING YOUR INVESTMENT METHOD (APPLIES TO ALL CONTRACTS EXCEPT EQUI-VEST(R) EXPRESS(SM))

The following investment options are added to "Domestic stocks" in Group "A" of the investment options chart under "Selecting your investment method":

     EQ/Ariel Appreciation II and EQ/Legg Mason Value Equity.

The following investment option is added to "Fixed Income" in Group "B" of the investment options chart under "Selecting your investment method":

     EQ/Evergreen International Bond.

E.   PORTFOLIO/OPTION NAME CHANGES

Effective on or about October 17, 2005, subject to regulatory approval, all references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding portfolios are also changed:

-------------------------------------------------------------------------
Current Name                           New Name
-------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth   AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value    AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value              EQ/FI Mid Cap Value
-------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond               EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities       EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
EQ/Mergers and Acquisitions            EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
EQ/Small Company Value                 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------

F. In "More information" under "Distribution of the contracts," the eighth paragraph is deleted in its entirety and replaced with the following:

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.






















                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 15, 2005 TO THE VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF AXA EQUITABLE LIFE INSURANCE COMPANY
DATED MAY 1, 2005

EQUI-VEST(R) Employer-Sponsored Retirement Programs
EQUI-VEST(R)
EQUI-VEST(R) TSA Advantage(SM)
EQUI-VEST(R) Vantage(SM)
EQUI-VEST(R) Strategies
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information, dated May 1, 2005, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 17, 2005, subject to regulatory approval, we anticipate making available the following three new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.


--------------------------------------------------------------------------------------------------------------
 Portfolio Name               Portfolio Objective                        Advisers
--------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II     Seeks long-term capital appreciation.      o Ariel Capital Management, LLC
--------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.   o Evergreen Investment Management
 BOND                                                                   Company, LLC
--------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY   Seeks long-term growth of capital.         o Legg Mason Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":


-------------------------------------------------------------------------------------------------------------------------------
                                                                                        Total
                                                                                        Annual      Fee Waivers
                                                                        Underlying     Expenses       and/or
                                                                         Portfolio      (Before       Expense         Net
                                    Management     12b-1      Other      Fees and       Expense      Reimburse-   Total Annual
Portfolio Name                        Fees         Fees     Expenses*    Expenses     Limitation)     ments**       Expenses
-------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II              0.75%         0.25%     0.16%         N/A          1.16%         (0.01)%       1.15%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond       0.70%         0.25%     0.20%         N/A          1.15%            --         1.15%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity            0.65%         0.25%     0.16%         N/A          1.06%         (0.06)%       1.00%
-------------------------------------------------------------------------------------------------------------------------------

* Because the Portfolios have no operating history prior to the date of the Supplement, "Other Expenses" are based on estimated amounts for the current fiscal period.


** The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


888-1380                                                                135381
EV-Inst/100-500/New Biz                                                 x01128

C.   EXAMPLES.

The examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge used in the examples is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of these examples of $6.56 per $10,000. The tables take into account the maximum fees and charges applicable to all the contracts to which this Supplement applies. We assume there is no waiver of the withdrawal charge.

The fixed maturity option and guaranteed interest option are not covered by the fee table and examples. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option and the withdrawal charge do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option. The examples should not be considered representations of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that the investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


-------------------------------------------------------------------------------------------
                                            If you surrender your contract at the
                                              end of the applicable time period
-------------------------------------------------------------------------------------------
                                      1 yr        3 yrs          5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II            $ 887.19    $ 1,598.49    $ 2,332.95     $ 3,641.62
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond     $ 886.20    $ 1,595.57    $ 2,328.20     $ 3,632.07
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity          $ 877.27    $ 1,569.30    $ 2,285.35     $ 3,545.65
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                            If you annuitize at the end of the
                                                   applicable time period
-------------------------------------------------------------------------------------------
                                      1 yr         3 yrs         5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          $ 688.47     $ 1,381.90     $ 2,097.91     $ 3,991.62
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   $ 687.42     $ 1,378.81     $ 2,092.85     $ 3,982.07
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        $ 677.98     $ 1,350.95     $ 2,047.28     $ 3,895.65
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                        If you do not surrender your contract at
                                          the end of the applicable time period
-------------------------------------------------------------------------------------------
                                       1 yr         3 yrs        5 yrs          10 yrs
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II          $ 338.47     $ 1,031.90   $ 1,747.91     $ 3,641.62
-------------------------------------------------------------------------------------------
EQ/Evergreen International Bond   $ 337.42     $ 1,028.81   $ 1,742.85     $ 3,632.07
-------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity        $ 327.98     $ 1,000.95   $ 1,697.28     $ 3,545.65
-------------------------------------------------------------------------------------------

D.   SELECTING YOUR INVESTMENT METHOD

The following investment options are added to "Domestic stocks" in Group "A" of the investment options chart under "Selecting your investment method":

     EQ/Ariel Appreciation II and EQ/Legg Mason Value Equity.

The following investment option is added to "Fixed income" in Group "B" of the investment options chart under "Selecting your investment method":

     EQ/ Evergreen International Bond.


E.   PORTFOLIO/OPTION NAME CHANGES

Effective on or about October 17, 2005, subject to regulatory approval, all references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding portfolios are also changed:


-------------------------------------------------------------------------
Current Name                           New Name
-------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth   AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value    AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value              EQ/FI Mid Cap Value
-------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond               EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities       EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
EQ/Mergers and Acquisitions            EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
EQ/Small Company Value                 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------

F. In "More information" under "Distribution of the contracts," the eighth paragraph is deleted in its entirety and replaced with the following:

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.










                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 31, 2005 TO THE VARIABLE ANNUITY PROSPECTUS AND SUPPLEMENTS TO PROSPECTUS FOR EQUI-VEST(R) VANTAGE(SM) ADDITIONAL CONTRIBUTIONS TAX-SHELTERED (ACTS) PROGRAM
DATED MAY 1, 2005
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information dated May 1, 2005 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

PORTFOLIO/OPTION NAME CHANGE

Effective on or about October 17, 2005, subject to regulatory approval, all references in the Prospectuses to the EQ/J.P. Morgan Core Bond variable investment option are changed to EQ/JPMorgan Core Bond. Accordingly, all references to the corresponding EQ/J.P. Morgan Core Bond portfolio are also changed.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104


888-1383                                                                135385
EV ACTS New Biz/In Force (SAR)                                          x01127

SUPPLEMENT DATED JULY 25, 2005

     .    AXA EQUITABLE VARIABLE ANNUITY PROSPECTUSES
     .    AXA EQUITABLE ACCUMULATOR LIFE PROSPECTUS
     .    MONY AMERICA VARIABLE ANNUITY PROSPECTUSES
     .    MONY AMERICA VARIABLE LIFE PROSPECTUSES
     .    EQ ADVISORS TRUST PROSPECTUS

This Supplement updates the current Prospectuses for Accumulator Life (a variable life insurance product) and certain variable annuity products issued by AXA Equitable Life Insurance Company ("AXA Equitable"), certain variable annuity and variable life insurance products issued by MONY Life Insurance Company of America ("MONY America"), and the Prospectus of EQ Advisors Trust ("Trust"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. You may obtain a copy of the Prospectuses, free of charge, by writing to AXA Equitable, or the Trust, at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding a change of investment sub-adviser ("Adviser") to the EQ/International Growth Portfolio.

                        EQ/International Growth Portfolio

Effective as of July 25, 2005, AXA Equitable, as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, appointed MFS Investment Management ("MFS") to replace SSgA Funds Management, Inc. ("SSgA") as the Adviser to the EQ/International Growth Portfolio ("International Portfolio"). As a result of this change, the Trust's Prospectus dated May 1, 2005 with respect to the International Portfolio is revised as follows:

The first sentence of the first paragraph in the section of the Prospectus captioned "The Investment Strategy" with respect to the International Portfolio is replaced in its entirety by the following and the last sentence of the paragraph is deleted:

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes offer the potential for above-average earnings growth. The Portfolio generally diversifies its investments among issuers located in European, Australasian and Far East ("EAFE") markets whose securities offer the potential for above-average earnings growth.

The third paragraph in the section of the Prospectus captioned "The Investment Strategy" with respect to the International Portfolio is replaced in its entirety by the following:

MFS will provide investment management services, including stock selection, stock weighting and sector weighting, as well as all buy and sell directives with respect to the Portfolio. MFS' investment philosophy is that bottom-up, fundamental research is the most reliable method of identifying companies with above average, consistent earnings growth and cash flow. MFS will attempt to identify the stocks of companies that exhibit both accelerating earnings and the opportunity for multiple expansion, and is willing to pay higher multiples, but fair prices in its view, for the compounding of earnings that companies with above-average earnings growth provide. Sector and country weightings generally are the residual of MFS' bottom-up stock selection process, rather than the result of any top-down macroeconomic outlook.

The reference to "Value Investing Risk" that appears in the section of the Prospectus captioned "The Principal Risks" with respect to the International Portfolio is deleted and replaced with "Growth Investing Risk."

The information in the section of the Prospectus captioned "Who Manages The Portfolio" with respect to the International Portfolio is replaced in its entirety by the following:

MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. MFS and its predecessor organizations have a history of money management dating from 1924. As of December 31, 2004, MFS had $146.2 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is a Senior Vice President and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001. His previous experience includes four years as an Executive Director/Head of Global Technology Investment Research for SBC Warburg in Tokyo; four years as Head of Research/Investment Analyst for James Capel in Tokyo; four years as an Investment Analyst for UBS Phillips & Drew in London; and three years as a Chartered Accountant/Auditor for Arthur Anderson & Co. in London.

                                *   *   *   *   *

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of August, 2005.


                                          SEPARATE ACCOUNT A OF
                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                                          By:    AXA Equitable Life Insurance
                                                 Company


                                          By:  /s/ Dodie Kent
                                               -------------------------
                                                   Dodie Kent
                                                   Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of August, 2005.




                                          AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert              John C. Graves                Christina Johnson
Christopher M. Condron        Mary R. (Nina) Henderson      Scott D. Miller
Henri de Castries             James F. Higgins              Joseph H. Moglia
Claus-Michael Dill            W. Edwin Jarmain              Peter J. Tobin
Denis Duverne                                               Stanley B. Tulin







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 19, 2005